Stockholders' equity (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 04, 2016	Dec. 28, 2016	May 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 19, 2015
Common Stock, Shares, Outstanding				24,311,935	21,600,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues				$ 7,957,100	$ 5,663,122
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,018,935
Shares, Outstanding				26,811,935
Shares Held In Escrow In Connection With Business Acquisition				2,500,000
Suzhou E Motors [Member]
Stock Issued During Period, Shares, Acquisitions			2,500,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	1,693,000
Common Stock, Par or Stated Value Per Share	$ 4.70
Stock Issued During Period, Value, New Issues	$ 7,957,100
Tantech Bamboo [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,018,935
Noncontrolling Interest, Ownership Percentage by Parent		5.00%		100.00%		95.00%